Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. During 2025, we granted stock options prior to and in connection with our IPO, but we did not grant any stock options or option-like instruments following the completion of the IPO.
New equity awards are reviewed and presented to the Compensation Committee for approval on a quarterly basis. The Compensation Committee evaluates proposed awards in the context of market practices, individual performance, and the Company’s overall compensation objectives. All grants are subject to approval by the Compensation Committee.

Award Timing Method
We do not time the granting of equity awards with any favorable or unfavorable news released by the Company. We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation. Proximity of any awards to an earnings announcement or other market events is coincidental. In the event material nonpublic information were to become known to the Compensation Committee before the grant of an equity award, the Compensation Committee would consider the information and use its business judgment to determine whether to delay the grant to avoid any appearance of impropriety. During 2025, we granted stock options prior to and in connection with our IPO, but we did not grant any stock options or option-like instruments following the completion of the IPO.
New equity awards are reviewed and presented to the Compensation Committee for approval on a quarterly basis. The Compensation Committee evaluates proposed awards in the context of market practices, individual performance, and the Company’s overall compensation objectives. All grants are subject to approval by the Compensation Committee.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not take material nonpublic information into account when determining the timing and terms of equity awards or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false